RELATED PARTY - Key management compensation (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Executive wages, salaries and benefits	$ 7,464,071	$ 6,267,936	$ 6,056,337
Director allowances	1,479,420	1,512,000	1,495,123
Benefit accrued in the last five years and paid during the fiscal year	297,072	305,674	242,907
Benefit for contract termination	115,341	54,819	51,534
Total	$ 9,355,904	$ 8,140,429	$ 7,845,901